Promissory Note Receivable (Narrative) (Details) - USD ($)		12 Months Ended
	Feb. 01, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Promissory Note Receivable [Abstract]
Principal amount of promissory note	$ 173,072
Monthly payments	$ 15,055	$ 15,055	$ 0	$ 0
Percentage of interest rate of promissory note receivable	8.00%
Carrying value of the promissory note receivable		$ 159,171	$ 0